Subsequent events (Details)							1 Months Ended		3 Months Ended		9 Months Ended			12 Months Ended
	Jun. 16, 2023 CAD ($) shares	Apr. 19, 2023 $ / shares shares	Feb. 17, 2023 $ / shares shares	Jan. 19, 2023 $ / shares shares	Aug. 05, 2022 $ / shares shares	Nov. 23, 2020 $ / shares shares	Jul. 31, 2023 shares	Jun. 30, 2023 shares	May 31, 2023 USD ($) $ / shares shares	Nov. 30, 2022 shares	May 31, 2023 CAD ($) shares	May 31, 2023 USD ($) $ / shares shares	May 31, 2022 CAD ($)	Aug. 31, 2022 CAD ($)	Aug. 31, 2021 CAD ($)	Aug. 31, 2020 CAD ($)	Jun. 16, 2023 $ / shares	Apr. 19, 2023 $ / shares	Feb. 17, 2023 $ / shares	Jan. 19, 2023 $ / shares	Aug. 05, 2022 $ / shares	Nov. 23, 2020 $ / shares
Subsequent events
Transaction costs									$ 101,942		$ 285,832	$ 774,759	$ 0	$ 0	$ 0	$ 320,230
Number of shares purchased with Warrants issued		381,293	475,059	554,253	50,000	151,800			381,293		1,410,605	1,410,605
Warrants exercise term		3 years	3 years	3 years	4 years	5 years					3 years	3 years
Exercise price of warrants | (per share)		$ 4.21	$ 4.21	$ 4.21	$ 8.00	$ 12.50			$ 4.21			$ 4.21						$ 5.64	$ 5.67	$ 5.63	$ 10.30	$ 16.53
Issue of voting common shares
Subsequent events
Shares issued for services							10,870	10,870		19,457
Number of shares and warrants issued	493,828
Proceeds from issuing shares and warrants | $	$ 2,485,740
Transaction costs | $	$ 158,664
Number of shares purchased with Warrants issued	493,828
Warrants exercise term	3 years
Exercise price of warrants | $ / shares																	$ 4.05